                             UNITED STATES SECURITIES
                              AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                    FORM 24F-2

                         ANNUAL NOTICE OF SECURITIES SOLD
                              PURSUANT TO RULE 24f-2

                                                         OMB APPROVAL

                                                         OMB Number: 3235-0456
                                                         Expires: August 31,
                                                         2003
                                                         Estimated average
                                                         burden hours per
                                                         response.........1



  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.


 1.    Name and address of issuer:
       Hartford Global Advisers HLS Fund, Inc.
       P.O. Box 2999
       Hartford, CT 06104-2199

 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

 3.    Investment Company Act File Number: 811-08804


       Securities Act File Number: 33-84950

 4(a). Last day of fiscal year for which this Form is filed:

       December 31, 2001

 4(b). / /    Check box if this Form is being filed late (I.E., more than
              90 calendar days after the end of the issuer's fiscal year).
              (See instruction A.2)


 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.


 4(c). / /    Check box if this is the last time the issuer will be filing this Form.

5.     Calculation of registration fee:
(i)    Aggregate sale price of securities sold during
       the fiscal year pursuant to section 24(f):                                        $ 2,146,640
(ii)   Aggregate price of securities redeemed or
       repurchased during the fiscal year:                        $ 872,843
(iii)  Aggregate price of securities redeemed or
       repurchased during any PRIOR fiscal year ending
       no earlier than October 11, 1995 that were
       not previously used to reduce
       registration fees payable to the Commission                $       0
(iv)   Total available redemption
       credits [add Items 5(ii) and 5(iii)]:                                             $   872,843
(v)    Net sales -- if Item 5(i) is greater
       than Item 5(iv) [subtract                                                         $ 1,273,797
       Item 5(iv) from Item 5(i)]:

(vi)   Redemption credits available for use in
       future years -- if Item 5(i) is
       less than Item 5(iv) [subtract
       Item 5(iv) from Item 5(i)]:                                $  (     )

(vii)  Multiplier for determining registration fee                                           .000092
       (See Instruction C.9):                                                      X
(viii) Registration fee due [multiply Item 5(v) by
       Item 5(vii)] (enter "0" if no fee is due):                                        $    117.19

 6.    Prepaid Shares

       If the response to Item 5(i) was
       determined by deducting an amount
       of securities that were registered
       under the Securities Act of 1933
       pursuant to rule 24e-2 as in effect
       before October 11, 1997, then
       report the amount of securities
       (number of shares or other units)
       deducted here: _______________. If
       there is a number of shares or
       other units that were registered
       pursuant to rule 24e-2 remaining
       unsold at the end of the fiscal
       year for which this form is filed
       that are available for use by the
       issuer in future fiscal years, then
       state that number here:
       _______________.

7.     Interest due -- if this Form is
       being filed more than 90 days after
       the end of the issuer's fiscal year
       (see Instruction D):

                                                                                 + $

8.     Total of the amount of the
       registration fee due plus any
       interest due [line 5(viii) plus
       line 7]:                                                                  = $          117.19

9.     Date the registration fee and any
       interest payment was sent to the
       Commission's lockbox depository:
       March 20, 2002
       Method of Delivery:

             /X/    Wire Transfer
             / /    Mail or other means

                                   SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/  Doug Boains
                               -------------------
                                Doug Boains
                                Assistant Director


Date: March 18, 2002

  *Please print the name and title of the signing officer below the signature.